Share-Based Payment - Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
May 14, 2015 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 13, 2025
Quantity		15,886
Exercise price		$ 3.575621
May 14, 2015 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 13, 2025
Quantity		1,192
Exercise price		$ 3.575621
April 14, 2016 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Apr. 13, 2026
Quantity	398	398
Exercise price	$ 3.575621	$ 3.575621
April 7, 2017 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Apr. 06, 2027
Quantity	1,472	1,472
Exercise price	$ 57.120609	$ 57.120609
March 11, 2019 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Mar. 10, 2029
Quantity	185	185
Exercise price	$ 88.501194	$ 88.501194
March 11, 2019 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Mar. 10, 2029
Quantity		185
Exercise price		$ 88.501194
October 4, 2019 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Oct. 03, 2029
Quantity	185	185
Exercise price	$ 112.882436	$ 112.882436
January 9, 2020 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jan. 08, 2030
Quantity	185	185
Exercise price	$ 88.501194	$ 88.501194
July 31, 2020 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jul. 30, 2030
Quantity	2,765	3,318
Exercise price	$ 134.323144	$ 134.323144
November 2, 2020 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Nov. 01, 2030
Quantity		2,489
Exercise price		$ 112.882436
May 3, 2021 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 02, 2031
Quantity	1,660	1,660
Exercise price	$ 134.323144	$ 134.323144
July 1, 2021 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jun. 30, 2031
Quantity		185
Exercise price		$ 141.863902
July 1, 2021 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jun. 30, 2031
Quantity	185	185
Exercise price	$ 141.863902	$ 141.863902
July 1, 2021 Two [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jun. 30, 2031
Quantity	185	185
Exercise price	$ 88.501194	$ 88.501194
February 10, 2022 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Feb. 09, 2032
Quantity	185	185
Exercise price	$ 88.501194	$ 88.501194
February 10, 2022 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Feb. 09, 2032
Quantity	351	536
Exercise price	$ 141.863902	$ 141.863902
February 10, 2022 Two [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Feb. 09, 2032
Quantity		367
Exercise price		$ 141.863902
February 10, 2022 Three [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Feb. 09, 2032
Quantity	1,162	1,660
Exercise price	$ 141.863902	$ 141.863902
May 31, 2023 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 30, 2033
Quantity		150
Exercise price		$ 134.323144
May 31, 2023 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 30, 2033
Quantity	185	370
Exercise price	$ 141.863902	$ 141.863902
May 31, 2023 Two [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	May 30, 2033
Quantity	416	527
Exercise price	$ 141.863902	$ 141.863902
May 31, 2023 Three [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jul. 30, 2033
Quantity	695	751
Exercise price	$ 180.345276	$ 180.345276
May 31, 2023 Four [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jul. 30, 2033
Quantity	278	278
Exercise price	$ 180.345276	$ 180.345276
May 31, 2023 Five [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Jul. 30, 2033
Quantity	1,279	1,362
Exercise price	$ 180.345276	$ 180.345276
January 1, 2024 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Dec. 31, 2033
Quantity	111	111
Exercise price	$ 134.323144	$ 134.323144
January 1, 2024 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Dec. 31, 2033
Quantity	139	278
Exercise price	$ 180.345276	$ 180.345276
January 1, 2024 Two [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Dec. 31, 2033
Quantity	111	111
Exercise price	$ 180.345276	$ 180.345276
September 1, 2024 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Aug. 31, 2034
Quantity	1,245	1,245
Exercise price	$ 180.345276	$ 180.345276
September 1, 2024 One [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Aug. 31, 2034
Quantity	56	56
Exercise price	$ 180.345276	$ 180.345276
November 20, 2024 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Nov. 19, 2034
Quantity	3,491	3,574
Exercise price	$ 217.000232	$ 217.000232
December 2, 2025 [Member]
Schedule of Expiry Date and Exercise Price of Stock Options Outstanding at Balance Sheet [Line Items]
Expiration Date	Dec. 01, 2035
Quantity	9,000
Exercise price	$ 5.56